Refund of WoW Game Points - Additional Information (Detail)	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Feb. 29, 2012 World of Warcraft Game Points Refund Agent	Dec. 31, 2014 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2013 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2012 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2011 World of Warcraft Game Points Refund Agent USD ($)	Dec. 31, 2011 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2009 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2014 World of Warcraft Game Points Refund Agent USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Liability related to refund of WOW game points	$ 27,398,814	169,998,682	169,998,682					170,000,000					200,400,000	$ 27,400,000
Cash paid to refund WOW game points								0	0	0	0	0	4,000,000
Other operating income	12,088	75,000	120,000	120,000	4,200,000	26,000,000
Legal liability					2 years	2 years
Liability related to refund of WOW game points, release period					20 years	20 years
Advance Payments made to agent								17,200,000					43,300,000	2,800,000
Installments period							5 years
Amount of expected refund from advances made to agent, current								8,600,000						1,400,000
Amount of expected refund from advances made to agent, non current								7,894,836	15,280,089					$ 1,272,417